Non-controlling interests - NCI Components (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2017
Subsidiaries
Non-controlling interest	$ 32	$ 40	$ 29
Profit attributable to non-controlling interests	3
Fideicomiso GFSSLPT, Banco Santander Mexico, S.A.
Subsidiaries
Non-controlling interest	17	27
Profit attributable to non-controlling interests	3
Other subsidiaries
Subsidiaries
Non-controlling interest	$ 15	$ 13